segment information - Operating revenue (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2020
Operating revenues
Operating revenues (arising from contracts with customers)	$ 4,373	$ 4,109	$ 8,629	$ 8,131
Other income	28	2	54	4
Operating revenues and other income	4,401	4,111	8,683	8,135
EBITDA	1,593		3,162	2,912	$ 6,540	$ 6,290	$ 5,638
Restructuring and other costs included in EBITDA	29	38	68	79	175	$ 186
Capital expenditures (excluding spectrum licences)					$ 3,787		$ 2,952
TELUS technology solutions
Operating revenues
Operating revenues (arising from contracts with customers)	3,701	3,559	7,313	7,046
Other income	28	2	54	4
Total external revenues	3,729	3,561	7,367	7,050
Intersegment revenues	4	5	8	10
Operating revenues and other income	3,733	3,566	7,375	7,060
EBITDA	1,417	1,323	2,817	2,659
Restructuring and other costs included in EBITDA	19	29	54	57
Equity losses related to real estate joint venture		1		2
Adjusted EBITDA	1,436	1,353	2,871	2,718
Capital expenditures (excluding spectrum licences)	1,016	882	1,818	1,544
TELUS technology solutions | Service
Operating revenues
Operating revenues (arising from contracts with customers)	3,185	3,009	6,306	5,976
TELUS technology solutions | Equipment
Operating revenues
Operating revenues (arising from contracts with customers)	516	550	1,007	1,070
Mobile
Operating revenues
Operating revenues (arising from contracts with customers)	2,082	2,031	4,099	4,009
Mobile | Service
Operating revenues
Operating revenues (arising from contracts with customers)	1,647	1,544	3,247	3,070
Mobile | Equipment
Operating revenues
Operating revenues (arising from contracts with customers)	435	487	852	939
Fixed [Member]
Operating revenues
Operating revenues (arising from contracts with customers)	1,619	1,528	3,214	3,037
Fixed [Member] | Service
Operating revenues
Operating revenues (arising from contracts with customers)	1,538	1,465	3,059	2,906
Fixed [Member] | Equipment
Operating revenues
Operating revenues (arising from contracts with customers)	81	63	155	131
Digitally-led customer experiences - TELUS International
Operating revenues
Operating revenues (arising from contracts with customers)	672	550	1,316	1,085
Total external revenues	672	550	1,316	1,085
Intersegment revenues	125	108	240	212
Operating revenues and other income	797	658	1,556	1,297
EBITDA	176	128	345	253
Restructuring and other costs included in EBITDA	10	9	14	22
Adjusted EBITDA	186	137	359	275
Capital expenditures (excluding spectrum licences)	38	31	69	54
Digitally-led customer experiences - TELUS International | Service
Operating revenues
Operating revenues (arising from contracts with customers)	672	550	1,316	1,085
Consolidated
Operating revenues
Operating revenues (arising from contracts with customers)	4,373	4,109	8,629	8,131
Other income	28	2	54	4
Total external revenues	4,401	4,111	8,683	8,135
Operating revenues and other income	4,401	4,111	8,683	8,135
EBITDA	1,593	1,451	3,162	2,912
Restructuring and other costs included in EBITDA	29	38	68	79
Equity losses related to real estate joint venture		1		2
Adjusted EBITDA	1,622	1,490	3,230	2,993
Capital expenditures (excluding spectrum licences)	1,054	913	1,887	1,598
Consolidated | Service
Operating revenues
Operating revenues (arising from contracts with customers)	3,857	3,559	7,622	7,061
Consolidated | Equipment
Operating revenues
Operating revenues (arising from contracts with customers)	516	550	1,007	1,070
Eliminations
Operating revenues
Intersegment revenues	(129)	(113)	(248)	(222)
Operating revenues and other income	$ (129)	$ (113)	$ (248)	$ (222)